BORROWINGS (Schedule of Bank Borrowings) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
BORROWINGS [Abstract]
Short-term bank borrowings	$ 90,443,007	$ 68,821,014
Long-term bank borrowings, current portion	69,360,869	50,049,843
Total borrowings, current	159,803,876	118,870,857
Long-term bank borrowings, non-current portion	77,336,160	134,870,287
Total	$ 237,140,036	$ 253,741,144